Income taxes (Schedule of Components of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [abstract]
Current income tax expense	$ 30	$ 1,659
Deferred income tax expense (recovery)	(1,032)	299
Income tax expense (recovery)	$ (1,002)	$ 1,958